Employee Benefit Arrangements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan
The following tables set forth a reconciliation of beginning and ending balances of the benefit obligation and fair value of plan assets, as well as the funded status of the Company's defined benefit pension and postretirement healthcare benefit plans for the years ended December 31, 2012 and 2011:

	Pension Plans		Other Postretirement Benefits
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligations, January 1	$1,945.2	$1,787.7	$46.0	$55.8
Service cost	40.5	37.5	—	(2.1)
Interest cost	90.2	95.0	1.7	2.6
Plan participants' contribution	—	—	0.4	0.2
Net actuarial (gains) losses	233.0	193.0	1.7	(5.4)
Early retiree reinsurance program payments	—	—	—	0.3
Prescription drug subsidies	—	—	—	0.6
Benefits paid	(79.3)	(80.1)	(4.5)	(6.0)
Plan amendments	—	(83.6)	—	—
Settlements	—	(4.3)	—	—
Benefit obligations, December 31	2,229.6	1,945.2	45.3	46.0

Change in plan assets:
Fair value of plan net assets, January 1	1,193.5	993.6	—	—
Actual return on plan assets	155.7	111.2	—	—
Employer contributions	101.8	173.1	4.1	4.9
Plan participants' contributions	—	—	0.4	0.2
Benefits paid	(79.3)	(80.1)	(4.5)	(5.1)
Settlements	—	(4.3)	—	—
Fair value of plan net assets, December 31	1,371.7	1,193.5	—	—
Unfunded status at end of year (1)	$(857.9)	$(751.7)	$(45.3)	$(46.0)
(1) Funded status is not indicative of the Company's ability to pay ongoing pension benefits or of its obligation to fund retirement trusts. Required pension funding is determined in accordance with Employee Retirement Income Security Act regulations.

Schedule of Defined Benefit Plan Amounts Recognized in Balance Sheet and Other Comprehensive Income (Loss)
Amounts recognized on the Consolidated Balance Sheets and AOCI were as follows as of December 31, 2012 and 2011:

	Pension Plans		Other Postretirement Benefits
	2012	2011	2012	2011
Amounts recognized in the Consolidated Balance Sheets consist of:
Accrued benefit cost	$(857.9)	$(751.7)	$(45.3)	$(46.0)
Net amount recognized	$(857.9)	$(751.7)	$(45.3)	$(46.0)

Accumulated other comprehensive loss (income):
Prior service cost (credit)	$(63.0)	$(81.0)	$(28.3)	$(31.7)
Tax effect	22.0	28.3	9.9	11.1
Accumulated other comprehensive loss (income), net of tax	$(41.0)	$(52.7)	$(18.4)	$(20.6)

Schedule of Defined Benefit Plans Disclosures
Information for pension and other postretirement benefit plans with a projected benefit obligation and an accumulated benefit obligation in excess of plan assets was as follows as of December 31, 2012 and 2011:

	Pension Plans		Other Postretirement Benefits
	2012	2011	2012	2011
Projected benefit obligation	$2,229.6	$1,945.2	$45.3	$46.0
Accumulated benefit obligation	2,218.5	1,929.3	N/A	N/A
Fair value of plan assets	1,371.7	1,193.5	—	—

Schedule of Components of Net Periodic Benefit Cost
The components of net periodic benefit cost were as follows for the periods indicated:

	Three Months Ended March 31,
	2013	2012	2013	2012
	Pension Plans		Other Postretirement Benefits
Net Periodic (Benefit) Costs:
Service cost	$11.3	$9.8	$—	$—
Interest cost	22.1	22.5	0.4	0.3
Expected return on plan assets	(25.3)	(22.5)	—	—
Amortization of prior service cost (credit)	(2.6)	(3.0)	(0.9)	(0.8)
Net periodic (benefit) costs	$5.5	$6.8	$(0.5)	$(0.5)

The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in Other comprehensive income (loss) were as follows for the years ended December 31, 2012, 2011 and 2010:

	Pension Plans			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Net Periodic (Benefit) Costs:
Service cost	$40.5	$37.5	$38.7	$—	$(2.1)	$—
Interest cost	90.2	95.0	93.2	1.7	2.6	2.7
Expected return on plan assets	(92.6)	(81.6)	(70.3)	—	—	—
Amortization of prior service cost (credit)	(11.1)	(1.3)	0.4	(3.4)	(3.4)	(4.4)
(Gain) loss recognized due to curtailments	(6.9)	—	3.5	—	—	—
Net loss (gain) recognition	170.0	163.3	45.4	1.9	(5.5)	(1.4)
Net periodic (benefit) costs	190.1	212.9	110.9	0.2	(8.4)	(3.1)
Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI:
Prior service cost (credit)	—	(83.6)	—	—	—	—
Amortization of prior service (credit) cost	11.1	1.3	(0.4)	3.4	3.4	4.4
The effect of any curtailment or settlement	6.9	—	(0.1)	—	—	—
Total recognized in AOCI	18.0	(82.3)	(0.5)	3.4	3.4	4.4
Total recognized in net periodic (benefit) costs and AOCI	$208.1	$130.6	$110.4	$3.6	$(5.0)	$1.3

The estimated prior service cost for the pension plans and other postretirement benefit plans are amortized from AOCI into net periodic (benefit) cost. Such amounts included in AOCI and expected to be recognized as components of periodic (benefit) cost in 2013 are as follows:

	Pension Plans	Other Postretirement Benefits
Amortization of prior service cost (credit)	$(10.4)	$(3.4)

Schedule of Assumptions Used
The weighted-average assumptions used in determining net benefit cost were as follows:

	Pension Plans			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Discount rate	4.59%	5.50%	6.00%	4.75%	5.50%	6.00%
Rate of compensation increase	4.00%	4.00%	3.00%	N/A	N/A	N/A
Expected rate of return on plan assets	7.50%	7.50%	8.00%	N/A	N/A	N/A
The weighted-average assumptions used in determining benefit obligations were as follows:

	Pension Plans		Other Postretirement Benefits
	2012	2011	2012	2011
Discount rate	4.05%	4.75%	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%	N/A	N/A

Schedule of Health Care Cost Trend Rates
Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:

	One Percentage Point Increase	One Percentage Point Decrease
Effect on the aggregate of service and interest cost components	$0.1	$(0.1)
Effect on accumulated postretirement benefit obligation	2.4	(2.1)

Schedule of Allocation of Plan Assets
The Company's pension plan’s target allocation range and actual asset allocation by asset category as of December 31, 2012 and 2011 is presented in the table below:

	Actual Asset Allocation
	2012	2011
Equity securities:
Target allocation range	45%-70%	45%-70%
Large-cap domestic	29.4%	27.1%
Small/Mid-cap domestic	6.8%	7.1%
International commingled funds	12.4%	12.2%
Other	4.4%	4.4%
Total equity securities	53.0%	50.8%
Fixed maturities:
Target allocation range	25%-40%	25%-40%
U.S. Treasuries, short term investments, cash and futures	13.8%	12.8%
U.S. government agencies and authorities	5.6%	8.6%
U.S. corporate, state and municipalities	10.7%	7.9%
Foreign securities	1.1%	1.0%
Residential mortgage-backed securities	4.5%	7.1%
Commercial mortgage-backed securities	1.7%	1.3%
Other asset-backed securities	0.2%	0.5%
Total fixed maturities	37.6%	39.2%
Other investments:
Target allocation range	6%-14%	6%-14%
Hedge funds	4.5%	5.2%
Real estate	4.9%	4.8%
Total other investments	9.4%	10.0%
Total	100.0%	100.0%
The fair values of the pension plan assets as of December 31, 2012 by asset class were as follows:

	2012
	Level 1	Level 2	Level 3(1)	Total
Assets
Fixed maturities, short-term investments and cash:
Cash and cash equivalents	$21.8	$—	$—	$21.8
Short-term investment fund(2)	—	178.1	—	178.1
U.S. government securities	77.5	—	—	77.5
U.S. corporate, state and municipalities	1.1	112.8	—	113.9
Foreign securities	—	14.8	—	14.8
Residential mortgage-backed securities	—	61.4	—	61.4
Commercial mortgage-backed securities	—	22.6	—	22.6
Other asset-backed securities	—	2.6	—	2.6
Private placements	—	32.9	—	32.9
Total fixed maturities	100.4	425.2	—	525.6

Equity securities:
Large-cap domestic	402.9	—	—	402.9
Small/Mid-cap domestic	94.0	—	—	94.0
International commingled funds(3)	—	169.6	—	169.6
Limited partnerships(4)	—	—	60.8	60.8
Total equity securities	496.9	169.6	60.8	727.3

Other investments:
Real estate(5)	—	—	67.4	67.4
Limited partnerships(6)	—	—	62.2	62.2
Total other investments	—	—	129.6	129.6
Total assets	$597.3	$594.8	$190.4	$1,382.5

Liabilities
Derivatives	$10.8	$—	—	$10.8
Total Liabilities	$10.8	$—	$—	$10.8

Net, total pension assets	$586.5	$594.8	$190.4	$1,371.7
(1) Level 3 net assets accounted for 13.9% of total net assets measured at fair value on a recurring basis.
(2) This category includes common collective trust funds invested in the EB Temporary Investment Fund of The Bank of New York Mellon (“Short-term Investment Fund”). The Short-term Investment Fund is designed to provide a rate of return by investing in a full range of high-quality, short-term money market securities. Participant's redemptions in the Short-term Investment Fund may be requested by 2 p.m. eastern standard time and are processed by the following day.

(3)
International Commingled funds are comprised of two assets which use NAV to calculate fair value. Baillie Gifford Funds has a balance of $90.7 and uses a bottom up approach to stock picking. In determining the potential of a company, the fund manager analyzes industry background, competitive advantage, management attitudes and financial strength, and valuation. There are no redemption restrictions in the Baillie Gifford Funds. Silchester has a fund balance of $78.9 that has an investment objective to achieve long-term growth primarily by investing in a diversified portfolio of equity securities of companies located in any country other than the United States. Silchester clients may contribute to and redeem monies from the funds on a monthly basis as of the last business day of each month. Clients must notify Silchester at least six business days before the month-end to make a redemption request. Baillie Gifford and Silchester, as a normal course of business, enter into contracts (commitments) that contain indemnifications or warranties. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that have not yet occurred. Baillie Gifford and Silchester have no unfunded commitments.

(4) Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $15.5 and Pantheon USA has a balance of $45.3. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year. For the year ended December 31, 2012, Pantheon Europe and Pantheon USA have unfunded commitments of $4.0 and $17.1, respectively, and there were no significant redemption restrictions.
(5) UBS Trumbull Property Fund ("UBS") uses the NAV to calculate fair value. UBS has a balance of $67.4 and is an actively managed core portfolio of equity real estate. The Fund has both relative and real return objectives. Its relative performance objective is to outperform the National Council of Real Estate investment Fiduciaries Open-End Diversified Core ("NFI_ODCE") index over any given three-to-five-year period. The Fund's real return performance objective is to achieve at least a 5% real rate of return (i.e., inflation-adjusted return), before advisory fees, over any given three-to-five-year period. Investors may request redemptions of all or a portion of their units as of the end of a calendar quarter by delivering written notice to the Fund at least 60 days prior to the end of the quarter.
(6) Magnitude Institutional, Ltd. ("MIL") has a balance of $62.2 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts.There are significant redemption restrictions in the MIL fund.

The fair values of the pension plan assets at December 31, 2011 by asset class were as follows:

	2011
	Level 1	Level 2	Level 3(1)	Total
Assets
Fixed maturities, short term investments and cash:
Cash and cash equivalents	$18.0	$—	$—	$18.0
Short-term investment fund(2)	—	134.1	—	134.1
U.S. government securities	102.7	—	—	102.7
U.S. corporate, state and municipalities	0.3	79.6	—	79.9
Foreign securities	—	12.2	—	12.2
Residential mortgage-backed securities	—	84.9	—	84.9
Commercial mortgage-backed securities	—	15.0	—	15.0
Other asset-backed securities	—	6.1	—	6.1
Private placements	—	14.3	—	14.3
Total fixed maturities	121.0	346.2	—	467.2

Equity securities:
Large-cap domestic	322.8	—	—	322.8
Small/Mid-cap domestic	84.4	—	—	84.4
International commingled funds(3)	—	146.1	—	146.1
Limited partnerships(4)	—	—	52.4	52.4
Total equity securities	407.2	146.1	52.4	605.7

Other investments:
Real estate(5)	—	—	62.0	62.0
Limited partnerships(6)	—	—	57.7	57.7
Derivatives	3.1	—	—	3.1
Total other investments	3.1	—	119.7	122.8
Total assets	$531.3	$492.3	$172.1	$1,195.7

Liabilities
Derivatives	$—	$1.4	$—	$1.4
Other	—	—	0.8	0.8
Total Liabilities	$—	$1.4	$0.8	$2.2

Net, total pension assets	$531.3	$490.9	$171.3	$1,193.5
(1) Level 3 net assets accounted for 14.4% of total net assets measured at fair value on a recurring basis.
(2) This category includes common collective trust funds invested in the Short-term Investment Fund. The Short-term Investment Fund is designed to provide a rate of return by investing in a full range of high-quality, short-term money market securities. Participants redemptions in the Short-term Investment Fund were the result of the normal course of business, the Trustee permitted redemptions in cash. In order to control liquidity and realized losses on the sale of securities in the Short-term Investment Fund, requests for cash redemptions were not permitted where participants desired to exit the Short-term investment fund.
(3) International Commingled funds are comprised of two assets which use NAV to calculate fair value. Baillie Gifford Funds has a balance of $78.9 and uses a bottom up approach to stock picking. In determining the potential of a company, the fund manager analyzes industry background, competitive advantage, management attitudes and financial strength, and valuation. There are no redemption restrictions in the Baillie Gifford Funds. Silchester has a fund balance of $67.2 that has an investment objective to achieve long-term growth primarily by investing in a diversified portfolio of equity securities of companies located in any country other than the United States. Silchester clients may contribute to and redeem moneys from the funds on a monthly basis as of the first business day of each month. Clients must notify Silchester at least six business days before the month-end to make a redemption request. Baillie Gifford and Silchester, as a normal course of business, enter into contracts (commitments) that contain indemnifications or warranties. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that have not yet occurred. Baillie Gifford and Silchester have no unfunded commitments.
(4) Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $12.8 and Pantheon USA has a balance of $39.6. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year.
(5) UBS Trumbull Property Fund ("UBS") uses the NAV to calculate fair value. UBS has a balance of $62.0 and is an actively managed core portfolio of equity real estate. The Fund has both relative and real return objectives. Its relative performance objective is to outperform the NFI_ODCE index over any given three-to-five-year period. The Fund's real return performance objective is to achieve at least a 5% real rate of return (i.e., inflation-adjusted return), before advisory fees, over any given three-to-five-year period.
(6) MIL has a balance of $57.7 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts.

Schedule of Changes in Fair Value of Level 3 Assets and Liabilities
The following table summarizes the change in fair value of the pension plan's Level 3 assets and liabilities and transfers in and out of Level 3 for the years ended December 31, 2012 and 2011:

	2012
	Fair Value as of January 1	Actual Return on Plan Assets		Purchases			Settlements	Transfers in to Level 3	Transfers out of Level 3	Fair Value as of December 31
		Held at Year-end	Sold During Year		Issuances	Sales
Other liabilities	$(0.8)	$—	$—	$—	$—	$0.8	$—	$—	$—	$—
Real estate	62.0	(0.4)	—	5.8	—	—	—	—	—	67.4
Limited partnerships	110.1	9.7	0.3	7.6	—	(4.7)	—	—	—	123.0
	$171.3	$9.3	$0.3	$13.4	$—	$(3.9)	$—	$—	$—	$190.4

	2011
	Fair Value as of January 1	Actual Return on Plan Assets		Purchases			Settlements	Transfers in to Level 3	Transfers out of Level 3	Fair Value as of December 31
		Held at Year-end	Sold During Year		Issuances	Sales
Other liabilities	$(0.9)	$—	$—	$0.1	$—	$—	$—	$—	$—	$(0.8)
Real estate	54.1	2.4	—	5.5	—	—	—	—	—	62.0
Limited partnerships	93.3	4.4	(0.1)	16.0	—	(3.5)	—	—	—	110.1
	$146.5	$6.8	$(0.1)	$21.6	$—	$(3.5)	$—	$—	$—	$171.3

Schedule of Expected Benefit Payments
The expected benefit payments for the Company's pension and postretirement plans to be paid for the years indicated are as follows:

	Pension Benefits	Other Postretirement Benefits Gross
2013	$96.6	$4.7
2014	97.8	4.1
2015	102.7	3.7
2016	107.2	3.2
2017	110.4	2.9
2018-2021	602.1	12.2